Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2009	$ 62,479	$ 67	$ 54,243	$ 8,112	$ (23)	$ 80
Beginning balance (in shares) at Dec. 31, 2009		6,629,976
Net income	13,116			13,116
Other comprehensive income (loss), net of tax	786
Unrealized gain on securities available for sale	786					786
Stock warrants issued	0
Restricted stock granted (shares)		11,680
Stock issued for acquisition of bank, shares		192,688
Stock issued for acquisition of bank	3,311	2	3,309
Stock awards amortized	597		597
Treasury stock purchased (shares)		(96)
Treasury stock purchased	(1)				(1)
Dividends	(4,244)			(4,244)
Ending balance at Dec. 31, 2010	76,044	69	58,149	16,984	(24)	866
Ending balance (in shares) at Dec. 31, 2010		6,834,344
Net income	13,700			13,700
Other comprehensive income (loss), net of tax	1,296
Unrealized gain on securities available for sale	1,296					1,296
Stock warrants issued	475		475
Restricted stock granted (shares)		17,965
Stock awards amortized	572		572
Dividends paid	(6,090)			(6,090)
Ending balance at Dec. 31, 2011	85,997	69	59,196	24,594		2,162
Ending balance (in shares) at Dec. 31, 2011		6,852,309
Net income	6,795			6,795
Other comprehensive income (loss), net of tax	24					24
Stock issued (in shares)		992,000
Stock issued	20,150	10	20,140
Stock awards amortized	290		290
Dividends	(3,305)			(3,305)
Ending balance at Jun. 30, 2012	109,951	79	79,626	28,084	(24)	2,186
Ending balance (in shares) at Jun. 30, 2012		7,844,309
Beginning balance at Dec. 31, 2011	85,997	69	59,196	24,594	(24)	2,162
Beginning balance (in shares) at Dec. 31, 2011		6,852,309
Net income	17,377			17,377
Other comprehensive income (loss), net of tax	416
Unrealized gain on securities available for sale	416					416
Stock warrants issued	0
Stock issued (in shares)		1,243,824
Stock issued	25,265	12	25,253
Stock issued for acquisition of bank, shares		182,221
Stock issued for acquisition of bank	3,701	2	3,699
Stock awards amortized	643		643
Treasury stock purchased (shares)		(6,631)
Treasury stock purchased	(208)				(208)
Dividends paid	(8,681)			(8,681)
Ending balance at Dec. 31, 2012	124,510	83	88,791	33,290	(232)	2,578
Ending balance (in shares) at Dec. 31, 2012		8,278,354
Net income	11,562			11,562
Other comprehensive income (loss), net of tax	(3,787)					(3,787)
Treasury stock retired (shares)		(8,647)
Treasury stock retired			(232)		232
Stock issued (in shares)		3,680,000
Stock issued	86,657	37	86,620
Reclassification adjustment for change in taxable status			33,624	(33,624)
Restricted stock granted (shares)		115,260
Restricted stock granted		1	(1)
Stock awards amortized	594		594
Dividends	(5,354)			(5,354)
Ending balance at Jun. 30, 2013	$ 214,182	$ 121	$ 209,396	$ 5,874	$ 0	$ (1,209)
Ending balance (in shares) at Jun. 30, 2013		12,064,967